Prospectus
April 29, 2005

Timothy Plan Funds: Large/Mid Cap Growth Fund (Class A Shares) Strategic Growth Fund (Class A Shares)

Prospectus is limited to the following
States and Jurisdictions:

Oklahoma
New Hampshire

Other Timothy Plan Funds are offered by a separate Prospectus.

(This page is not part of the prospectus.)

PROSPECTUS FOR THE TIMOTHY PLAN FAMILY OF FUNDS          APRIL 29, 2005

Contents

4    The Basics About the Asset Allocation Funds
4    Strategic Growth Fund
6    Conservative Growth Fund
8    Fees and Expenses

9    Additional Information

9    The Basics About the Traditional Funds in which the Asset Allocation Funds Invest
10  Aggressive Growth Fund
11  Large/Mid-Cap Growth Fund
12  Small-Cap Value Fund
13  Large/Mid-Cap Value Fund
14  Fixed-Income Fund

15  Investing in the Funds
15  Determining Share Prices
15  Share Prices
16  Distribution Fees
16  Opening and Adding to Your Account
16  To Open an Account by Mail
17  Purchasing Shares by Wire Transfer
17  Purchases Through Financial Service Organizations
17  Purchasing Shares by Automatic Investment Plan
17  Retirement Plans
18  Other Purchase Information

18  How to Sell (Redeem) Shares

20  Dividends and Distributions

20  Investment Adviser

20  Investment Managers
20  Aggressive Growth Fund
21  Large/Mid-Cap Growth Fund
21  Small-Cap Value Fund
21  Large/Mid-Cap Value Fund
22  Fixed-Income & Money Market Fund
22  Principal Underwriter

22  Federal Taxes

22  General Information

23  Financial Highlights

25  Privacy Policy

25  Customer Identification Program

25  For More Information

27  Applications
27  New Account Application
31  Account Transfer Form
Timothy Plan Funds
(the “Trust”)

Prospectus April 29, 2005

This Prospectus offers the following series of the Trust (collectively, the “Asset Allocation Funds”) that invest in certain Traditional Timothy Plan Funds:

Timothy Plan Strategic Growth Fund, Class A Shares

Timothy Plan Conservative Growth Fund, Class A Shares

The Timothy Plan was established to provide an investment alternative for people who want to invest according to certain ethical standards. All our Funds have one thing in common: they employ a zero-tolerance policy against investing in any company that is involved in the business of alcohol production, tobacco production or casino gambling, or which is involved, either directly or indirectly, in abortion or pornography, or promoting anti-family entertainment or alternative lifestyles. Each Asset Allocation Fund invests the majority of its assets in certain Traditional Funds of the Trust to provide a convenient way to allocate your investment among the Traditional Funds. Traditional Fund shares are not offered via this Prospectus and may not be purchased by investors in Oklahoma or New Hampshire. However, a brief description of each Traditional Fund has been included to assist you in understanding how the asset Allocation Funds invest.

The Funds are distributed through Timothy Partners, Ltd.
1304 West Fairbanks Avenue, Winter Park, Florida 32789.

The Securities and Exchange Commission has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a crime.

PROSPECTUS FOR THE TIMOTHY PLAN FAMILY OF FUNDS          APRIL 29, 2005

THE BASICS ABOUT THE ASSET ALLOCATION FUNDS
The Timothy Plan offers two Asset Allocation Funds: the Timothy Plan Conservative Growth Fund and the Timothy Plan Strategic Growth Fund. Each Asset Allocation Fund attempts to achieve its investment objective by investing the majority of its assets in certain Timothy Plan Traditional Funds, which are offered by a separate Prospectus. The Asset Allocation Funds offer you the opportunity to pursue one of two specially constructed asset allocation strategies. The Asset Allocation Funds are designed for long-term investors seeking total return for tax-advantaged retirement plans and other long-term investment or savings accounts. This prospectus offers Class A shares only of each Fund described herein.

The Timothy Plan believes that it has a responsibility to invest in a moral and ethical manner. Accordingly, none of our Traditional Funds invest in any company that is involved in the business of alcohol production, tobacco production, or casino gambling, or which is involved, either directly or indirectly, in abortion or pornography, or promoting anti-family entertainment or alternative lifestyles. Securities issued by companies engaged in these prohibited activities are excluded from the Traditional Funds’ portfolios and are referred to throughout this Prospectus as “Excluded Securities.” Under a zero-tolerance policy, Excluded Securities will not be purchased by any of our Traditional Funds. Timothy Partners, Ltd. (“TPL”) is investment adviser to the Funds and is responsible for determining those securities that are Excluded Securities, and reserves the right to exclude investments, in its best judgment, in other companies whose practices may not fall within the exclusions described above, but nevertheless could be found offensive to basic, traditional Judeo-Christian values.

Because none of our Traditional Funds will invest in Excluded Securities, the pool of securities from which each may choose may be limited to a certain degree. Although TPL believes that the Traditional Funds can achieve their investment objectives within the parameters of ethical investing, eliminating Excluded Securities as investments may have an adverse effect on a Fund’s performance. However, “total return” is more than just numbers. It is also investing in a way that supports and reflects your beliefs and ideals. All of our Funds strive to maximize both kinds of total return.

Class A
cusip number:	887432763
ticker symbol:	TSGAX

TIMOTHY PLAN STRATEGIC GROWTH FUND

Investment objective
Medium to high levels of long-term capital growth. Current income is a consideration only to the extent that the Traditional Funds in which the Strategic Growth Fund invests seek current income.

Primary investment strategies
The Strategic Growth Fund normally will invest at least 80% of its assets in the following Traditional Funds according to the following approximate range of percentages:

Timothy Fund	% of Fund’s Net Assets Invested in Traditional Fund
Small Cap Value Fund	15-20%
Large/Mid Cap Value Fund	20-25%
Large/Mid Cap Growth Fund	30-35%
Aggressive Growth Fund	15-20%

The Strategic Growth Fund normally will invest its remaining cash, if any, in U.S. government securities and short-term paper.

The Adviser will determine the specific asset allocation program. On each day that the Strategic Growth Fund is open for business, the Adviser will review the asset allocation program and reallocate, as necessary, for any new funds invested in the Fund. TPL also will reallocate the Strategic Growth Fund’s investments in the Traditional Funds at the end of each fiscal quarter to maintain the asset allocation program.

Primary risks
1.
General Risk- As with most other mutual funds, you can lose money by investing in the Fund. Share prices fluctuate from day to day, and when you sell your shares, they may be worth less than you paid for them.

2.	Portfolio Risk- The Fund is subject to all of the risks that are inherent in the Traditional Funds in which the Fund invests.

Who should buy this Fund
The Strategic Growth Fund is appropriate for investors who understand the risks of investing in moderately- to aggressively-oriented equity funds and who wish to allocate their investments among multiple funds with a single investment.

Past performance
The following bar chart and table help show the risks of investing in shares of the Fund by showing changes in the Fund's yearly performance over the lifetime of the Fund. They also compare the Fund's performance to the performance of the S&P 500 Index during each period. You should be aware that the Fund's past performance before and after taxes is not necessarily an indication of how the Fund will perform in the future. Also, performance figures do not reflect the effects of sales charges. If they did, returns would be lower.

PROSPECTUS FOR THE TIMOTHY PLAN FAMILY OF FUNDS          APRIL 29, 2005

Class A
cusip number:	887432763
ticker symbol:	TSGAX
TIMOTHY PLAN STRATEGIC GROWTH FUND

Performance
Chart and Table (bar graph does not reflect the effect of sales charges.)

Year-by-year Annual Total Returns for Class A Shares
(for calendar years ending on December 31(1))

The Fund’s Year-to-Date Return through the Quarter Ended March 31, 2005 was -4.17%.

Best Quarter	Worst Quarter
Dec-01	Sep-02
16.19%	-17.65%

Average Annual Total Returns
(for periods ending on December 31, 2004(1))

	Class A (1)
	1 Year	3 Year	5 Year	10 Year	Since Inception

Return without sales load and before taxes	8.09%	1.11%	N/A	N/A	-3.05%

Return after taxes on distributions (2)	2.22%	-0.75%	N/A	N/A	-4.33%

Return after taxes on distributions and sale of shares (2)	1.84%	-0.59%	N/A	N/A	-3.60%

S&P 500 Index (3) (reflects no deduction for fees, expenses or taxes)	10.88%	3.58%	N/A	N/A	-2.39%

(1)	Class A shares commenced investment operations on October 5, 2000. Returns do not reflect the effect of sales charges. If sales charges were included, the returns would be lower.
(2)
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns displayed are for class A shares only, and after-tax returns for other classes will vary.

(3)
The S&P 500 Index is a widely recognized, unmanaged index of common stock prices. The Index assumes reinvestment of all dividends and distributions and does not reflect any asset-based charges for investment management or other expenses.

PROSPECTUS FOR THE TIMOTHY PLAN FAMILY OF FUNDS          APRIL 29, 2005

Class A
cusip number:	887432730
ticker symbol:	TCGAX
TIMOTHY PLAN CONSERVATIVE GROWTH FUND

Investment objective
Moderate levels of long-term capital growth. Current income is a secondary objective.

Primary investment strategies
The Conservative Growth Fund normally will invest at least 80% of its assets in the following Traditional Funds according to the following approximated range of percentages:

Timothy Fund	% of Fund’s Net Assets Invested in Traditional Fund
Small Cap Value Fund	15-20%
Large/Mid Cap Value Fund	25-30%
Large/Mid Cap Growth Fund	15-20%
Fixed Income Fund	25-30%

The Conservative Growth Fund normally will invest its remaining cash, if any, in U.S. government securities and short-term paper.

TPL will determine the specific asset allocation program. On each day that the Conservative Growth Fund is open for business, TPL will review the asset allocation program and reallocate, as necessary, for any new funds invested in the Fund. The Adviser also will reallocate the Conservative Growth Fund’s investments in the Traditional Funds at the end of each fiscal quarter to maintain the asset allocation program.

Primary risks
1.
General Risk- As with most other mutual funds, you can lose money by investing in the Fund. Share prices fluctuate from day to day, and when you sell your shares, they may be worth less than you paid for them.

2.	Portfolio Risk- The Fund is subject to all of the risks that are inherent in the Traditional Funds in which the Fund invests.
3.
Interest Rate Risk- To the extent that the Fund invests in the Fixed-Income Fund and other fixed income securities, the Fund will be exposed to interest rate risk. When interest rates rise, bond prices fall; the higher the Fund’s duration (a calculation reflecting time risk, taking into account both the average maturity of the Fund’s portfolio and its average coupon return), the more sensitive the Fund is to interest rate risk.

4.	Credit Risk- To the extent that the Fund invests in the Fixed-Income Fund and other fixed income securities, the Fund will be exposed to credit risk. The Fund could lose money if any bonds it owns are downgraded in credit rating or go into default. For this reason, the Fixed-Income Fund will only invest in investment grade bonds.

Who should buy this Fund
The Fund is appropriate for investors who understand the risks of investing in moderately risk oriented equity funds, but who also wish to realize current income and allocate their investments among multiple funds with a single investment.

Past performance
The following bar chart and table help show the risks of investing in shares of the Fund by showing changes in the Fund's yearly performance over the lifetime of the Fund. They also compare the Fund's performance to the performance of the S&P 500 Index during each period. You should be aware that the Fund's past performance before and after taxes is not necessarily an indication of how the Fund will perform in the future. Also, performance figures do not reflect the effects of sales charges. If they did, returns would be lower.

PROSPECTUS FOR THE TIMOTHY PLAN FAMILY OF FUNDS          APRIL 29, 2005

Class A
cusip number:	887432730
ticker symbol:	TCGAX
TIMOTHY PLAN CONSERVATIVE GROWTH FUND

Performance
Chart and Table (bar graph does not reflect the effect of sales charges.)

Year-by-year Annual Total Returns for Class A Shares
(for calendar years ending on December 31(1))

The Fund’s Year-to-Date Return through the Quarter Ended March 31, 2005 was -2.53%.

Best Quarter	Worst Quarter
Jun-03	Sep-02
12.18%	-11.10%

Average Annual Total Returns
(for periods ending on December 31, 2004(1))

	Class A (1)
	1 Year	3 Year	5 Year	10 Year	Since Inception

Return without sales load and before taxes	6.41%	3.61%	N/A	N/A	1.16%

Return after taxes on distributions (2)	0.51%	1.66%	N/A	N/A	-0.20%

Return after taxes on distributions and sale of shares (2)	0.96%	1.51%	N/A	N/A	-0.10%

S&P 500 Index (3) (reflects no deduction for fees, expenses or taxes)	10.88%	3.58%	N/A	N/A	-2.39%

(1)	Class A shares commenced investment operations on October 5, 2000. Returns do not reflect the effect of sales charges. If sales charges were included, the returns would be lower.
(2)
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns displayed are for class A shares only, and after-tax returns for other classes will vary.

(3)
The S&P 500 Index is a widely recognized, unmanaged index of common stock prices. The Index assumes reinvestment of all dividends and distributions and does not reflect any asset-based charges for investment management or other expenses.

(4)

PROSPECTUS FOR THE TIMOTHY PLAN FAMILY OF FUNDS          APRIL 29, 2005

FEES AND EXPENSES
The tables that follow describe the fees and expenses you may pay if you buy and hold shares of the Asset Allocation Funds.

Shareholder Transaction Expenses	Class A
(fees paid directly from your investment)	Strat	Cons
Maximum sales charge (load) on purchases (as percentage of offering price)	5.25%	5.25%
Maximum deferred sales charges (load) (as a percentage of the lesser of original purchase price or redemption proceeds)	None	None
Redemption Fees (1)	None	None
Exchange Fees	None	None

Annual Fund Operating Expenses*	Class A
(expenses that are deducted from fund assets)	Strat	Cons

Management fees (2)	1.48%	1.41%
Service & distribution (12b-1) fees	0.00%	0.00%
Other expenses (3)	1.17%	1.18%
Total fund operating expenses	2.65%	2.59%
(before reimbursement by TPL)
Reimbursement/(Recoupment)	-0.02%	-0.01%
Total annual fund operating expenses	2.67%	2.60%
(after reimbursement/(recoupment) by TPL) (4)

*	Figures noted in the table reflect changes in management fee structure as approved by the Funds’ shareholders’ at a shareholder meeting held on December 5, 2003.
(1)	US Bank, the Funds’ Custodian, charges a fee on redemptions paid by wire transfer, which is currently $9.
(2)
Management Fees include an annual fee of 0.65% of the average daily net assets of each Fund which is paid to the Funds’ Adviser, Timothy Partners. Ltd., which is in addition to the aggregate management fees paid by the underlying Funds in which each Asset Allocation Fund invests.

(3)	Other Expenses include administration fees, transfer agency fees and all other ordinary operating expenses of the Asset Allocation Funds not listed above.
(4)
Timothy Partners, Ltd. is contractually obligated to waive its fees and/or reimburse each Asset Allocation Fund to the extent necessary to maintain certain overall expense caps. The figures in the above table include the expenses attributable to the specific Asset Allocation Fund and the underlying Funds in which it invests. Not including the expenses attributable to the underlying Funds, the expense cap of each Asset Allocation Fund is as follows: For Class A shares of the Strategic Fund and the Conservative Fund, the expense cap is 1.15%.

Example:
The following examples are intended to help you compare the cost of investing in the Asset Allocation Funds with the cost of investing in other mutual funds. The following tables set forth the estimated aggregate expenses of the Asset Allocation Funds, including expenses of the underlying Traditional Funds in which they invest, based upon the expense tables for the Asset Allocation Funds set out above. These estimates assume a constant allocation by each Asset Allocation Fund of its assets in the Traditional Funds as described in the “Basics About the Asset Allocation Funds” section. Actual expenses of the Asset Allocation Funds may be higher or lower than this example. For each share class offered, the Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and annual Fund operating expenses remain the same for each share class as set forth above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:*

	Class A
	Strategic	Conservative

One year	$781	$774

Three years	$1,311	$1,291

Five years	$1,866	$1,833

Ten years	$3,370	$3,305

* The $9 fee that you would have to pay if you redeemed your shares by wire transfer is not included in these figures. A maximum sales charge of 5.25% is included in the expense calculations.

PROSPECTUS FOR THE TIMOTHY PLAN FAMILY OF FUNDS          APRIL 29, 2005

THE BASICS ABOUT THE TRADITIONAL FUNDS IN WHICH THE ASSET ALLOATION FUNDS INVEST

In order for investors to more thoroughly understand the Asset Allocation funds, the following information is provided for informational purposes only. These Funds are not being offered by this Prospectus, and are not available for direct sale in Oklahoma, New Hampshire.

TIMOTHY PLAN AGGRESSIVE GROWTH FUND
(A Component of the Strategic Growth Fund)

Investment objective
Long-term growth of capital.

Primary investment strategies
•	Normally investing at least 80% of the Fund’s total assets in U.S. common stocks;
•	Investing in securities of companies without regard to market capitalizations; and
•	Investing its assets in the securities of a limited number of companies which the Fund’s investment manager believes show a high probability for superior growth.

Primary risks
1.
General Risk- As with most other mutual funds, you can lose money by investing in this Fund. Share prices fluctuate from day to day, and when you sell your shares, they may be worth less than you paid for them.

2.
Stock Market Risk- The Fund is an equity fund, so it is subject to the risks inherent in the stock market in general. The stock market is cyclical, with prices generally rising and falling over periods of time. Some of these price cycles can be pronounced and last for a long time.

3.
Larger Company Investing Risk- Larger, more established companies may be unable to respond quickly to new competitive challenges like changes in consumer tastes or innovative smaller competitors. Also, larger companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.

4.
Smaller Company Investing Risk- Investing in smaller companies often involves greater risk than investing in larger companies. Smaller companies may not have the management experience, financial resources, product diversification and competitive strengths of larger companies. The securities of smaller companies, therefore, tend to be more volatile than the securities of larger, more established companies. Smaller company stocks tend to be bought and sold less often and in smaller amounts than larger company stocks. Because of this, if a Fund wants to sell a large quantity of a small-sized company's stock, it may have to sell at a lower price than would otherwise be indicated, or it may have to sell in smaller than desired quantities over an increased time period.

5.	Excluded Security Risk- Because the Fund does not invest in Excluded Securities, the Fund may be riskier than other Funds that invest in a broader array of securities.
6.
Growth Risks- The Fund invests in companies that appear to be growth-oriented companies. Growth companies are companies that the Fund’s investment manager believes will have revenue and earnings that grow faster than the economy as a whole, offering above-average prospects for capital appreciation and little or no emphasis on dividend income. If the investment manager’s perceptions of a company’s growth potential are wrong, the securities purchased may not perform as expected, reducing the Fund’s return.

7.
Portfolio Turnover- The Fund may engage in active and frequent trading of portfolio securities to achieve its principal investment strategies. As a result, the Fund may experience high portfolio turnover. Increased portfolio turnover may result in higher costs for brokerage commissions and other transaction costs and may also result in taxable capital gains.

PROSPECTUS FOR THE TIMOTHY PLAN FAMILY OF FUNDS          APRIL 29, 2005

TIMOTHY PLAN LARGE/MID-CAP GROWTH FUND
(A Component of Both Asset Allocation Funds)

Investment objective
Long-term growth of capital. Current income is not a significant investment consideration and any such income realized will be considered incidental to the Fund’s investment objective.

Primary investment strategies
•	Primarily investing in equity securities with market capitalization in excess of $2 billion;
•
Normally investing at least 80% of its assets in a portfolio of securities which includes a broadly diversified number of U.S. equity securities that the Fund’s investment manager believes show a high probability of superior prospects for above average growth. The Fund’s investment manager chooses these securities using a “bottoms up” approach of extensively analyzing the financial, management, and overall economic conditions of each potential investment.

Primary risks
1.
General Risk- As with most other mutual funds, you can lose money by investing in this Fund. Share prices fluctuate from day to day, and when you sell your shares, they may be worth less than you paid for them.

2.
Stock Market Risk- The Fund is an equity fund, so it is subject to the risks inherent in the stock market in general. The stock market is cyclical, with prices generally rising and falling over periods of time. Some of these price cycles can be pronounced and last for a long time.

3.	Excluded Security Risk- Because the Fund does not invest in Excluded Securities, the Fund may be riskier than other Funds that invest in a broader array of securities.
4.
Growth Risks- The Fund invests in companies that appear to be growth-oriented companies. Growth companies are companies that the Fund’s investment manager believes will have revenue and earnings that grow faster than the economy as a whole, offering above-average prospects for capital appreciation and little or no emphasis on dividend income. If the Fund’s investment manager’s perceptions of a company’s growth potential are wrong, the securities purchased may not perform as expected, reducing the Fund’s return.

5.
Larger Company Investing Risk- Larger, more established companies may be unable to respond quickly to new competitive challenges like changes in consumer tastes or innovative smaller competitors. Also, larger companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.

6.
Mid-Sized Company Investing Risk- Investing in smaller companies often involves greater risk than investing in larger companies. Smaller companies may not have the management experience, financial resources, product diversification and competitive strengths of larger companies. The securities of smaller companies, therefore, tend to be more volatile than the securities of larger, more established companies. Smaller company stocks tend to be bought and sold less often and in smaller amounts than larger company stocks. Because of this, if a Fund wants to sell a large quantity of a small-sized company's stock, it may have to sell at a lower price than would otherwise be indicated, or it may have to sell in smaller than desired quantities over an increased time period.

PROSPECTUS FOR THE TIMOTHY PLAN FAMILY OF FUNDS          APRIL 29, 2005

TIMOTHY PLAN SMALL-CAP VALUE FUND
(A Component of Both Asset Allocation Funds)

Investment objective
Long-term capital growth, with a secondary objective of current income.

Primary investment strategies
•
The Fund seeks to achieve its objectives by primarily investing at least 80% of its assets in U.S. small-cap stocks. Small-Cap stocks refer to the common stock of smaller companies - companies whose total market capitalization is generally less than $2 billion.

•
In determining whether to invest in a particular company, the Fund’s investment manager focuses on a number of different attributes of the company, including the company’s market expertise, balance sheet, improving return on equity, price to earnings ratios, industry position and strength, management and a number of other factors. Analyzing companies in this manner is known as a “bottoms up” approach to investing.

•
The Fund may invest in equity securities of foreign issuers including American Depositary Receipts (“ADRs”). ADRs are certificates held in trust by a U.S. bank or trust company evidencing ownership of shares of foreign-based issuers, and are an alternative to purchasing foreign securities in their national market and currency.

Primary risks
1.
General Risk- As with most other mutual funds, you can lose money by investing in this Fund. Share prices fluctuate from day to day, and when you sell your shares, they may be worth less than you paid for them.

2.
Stock Market Risk- The Fund is an equity fund, so it is subject to the risks inherent in the stock market in general. The stock market is cyclical, with prices generally rising and falling over periods of time. Some of these price cycles can be pronounced and last for a long time.

3.
Smaller Company Investing Risk- Investing in smaller companies often involves greater risk than investing in larger companies. Smaller companies may not have the management experience, financial resources, product diversification and competitive strengths of larger companies. The securities of smaller companies, therefore, tend to be more volatile than the securities of larger, more established companies. Smaller company stocks tend to be bought and sold less often and in smaller amounts than larger company stocks. Because of this, if a Fund wants to sell a large quantity of a small-sized company's stock, it may have to sell at a lower price than would otherwise be indicated, or it may have to sell in smaller than desired quantities over an increased time period.

4.	Excluded Security Risk- Because the Fund does not invest in Excluded Securities, the Fund may be riskier than other Funds that invest in a broader array of securities.
5.
Foreign Risk- The Fund’s investments in foreign securities may experience more rapid and extreme changes in value than funds with investments solely in securities of U.S. companies. This is because of the securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. Foreign issuers are not subject to the same degree of regulation as U.S. issuers. Also, nationalization, expropriation or confiscatory taxation or political changes could adversely affect the Fund’s investments in a foreign country. There is a risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect the value of the Fund’s investments in foreign securities.

6.
“Value” Investing Risk- The Fund invests in companies that appear to be value-oriented companies. If a Portfolio’s perceptions of a company’s inherent value are wrong, the securities purchased may not perform as expected, reducing the Portfolio’s return. Further, “value” stocks, in general, may lose favor in the market and under perform other types of securities.

PROSPECTUS FOR THE TIMOTHY PLAN FAMILY OF FUNDS          APRIL 29, 2005

TIMOTHY PLAN LARGE/MID-CAP VALUE FUND
(A Component of Both Asset Allocation Funds)

Investment objective
Long-term capital growth, with a secondary objective of current income.

Primary investment strategies
•
The Fund seeks to achieve its objectives by primarily investing in U.S. common stocks. The Fund will normally invest at least 80% of its assets in companies whose total market capitalization exceeds $2 billion.

•
In determining whether to invest in a particular company, the Fund’s investment manager focuses on a number of different attributes of the company, including the company’s market expertise, balance sheet, improving return on equity, price to earnings ratios, industry position and strength, management, and a number of other factors. Analyzing companies in this manner is known as a “bottoms up” approach to investing.

Primary risks
1.
General Risk- As with most other mutual funds, you can lose money by investing in this Fund. Share prices fluctuate from day to day, and when you sell your shares, they may be worth less than you paid for them.

2.
Stock Market Risk- The Fund is an equity fund, so it is subject to the risks inherent in the stock market in general. The stock market is cyclical, with prices generally rising and falling over periods of time. Some of these price cycles can be pronounced and last for a long time.

3.
Larger Company Investing Risk- Larger, more established companies may be unable to respond quickly to new competitive challenges like changes in consumer tastes or innovative smaller competitors. Also, larger companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.

4.
Mid-Sized Company Investing Risk- Investing in smaller companies often involves greater risk than investing in larger companies. Smaller companies may not have the management experience, financial resources, product diversification and competitive strengths of larger companies. The securities of smaller companies, therefore, tend to be more volatile than the securities of larger, more established companies. Smaller company stocks tend to be bought and sold less often and in smaller amounts than larger company stocks. Because of this, if a Fund wants to sell a large quantity of a small-sized company's stock, it may have to sell at a lower price than would otherwise be indicated, or it may have to sell in smaller than desired quantities over an increased time period.

5.	Excluded Security Risk- Because the Fund does not invest in Excluded Securities, the Fund may be riskier than other Funds that invest in a broader array of securities.
6.
“Value” Investing Risk- The Fund invests in companies that appear to be value-oriented companies. If a Portfolio’s perceptions of a company’s inherent value are wrong, the securities purchased may not perform as expected, reducing the Portfolio’s return. Further, “value” stocks, in general, may lose favor in the market and under perform other types of securities.

PROSPECTUS FOR THE TIMOTHY PLAN FAMILY OF FUNDS          APRIL 29, 2005

TIMOTHY PLAN FIXED INCOME FUND
(A Component of the Conservative Growth Fund)

Investment objective
To generate a high level of current income consistent with prudent investment risk.

Primary investment strategies
•
To achieve its goal, the Fund normally invests in a diversified portfolio of debt securities. These include corporate bonds, U.S. government and agency securities, convertible securities and preferred securities. The investment manager will only purchase securities for the Fund that are investment grade, with a rating of at least “BBB” as rated by Standard & Poor’s or a comparable rating by another nationally recognized rating agency. The Fund may also invest in debt securities that have not been rated by one of the major rating agencies, so long as the Fund’s investment manager has determined that the security is of comparable credit quality to similar rated securities. The Fund has adopted a non-fundamental investment policy that under normal circumstances will invest at least 80% of its assets in fixed income securities. This policy may not be changed without at least 60 days prior written notice to Fund shareholders.

•
In managing its portfolio, the Fund’ s investment manager concentrates on sector analysis, industry allocation and securities selection, deciding which types of bonds and industries to emphasize at a given time, and then which individual bonds to buy. The Fund attempts to anticipate shifts in the business cycle in determining types of bonds and industry sectors to target. In choosing individual securities, the Fund seeks out securities that appear to be undervalued within the emphasized industry sector.

Primary risks
1.
General Risk- As with most other mutual funds, you can lose money by investing in this Fund. Share prices fluctuate from day to day, and when you sell your shares, they may be worth less than you paid for them.

2.
Interest Rate Risk- When interest rates rise, bond prices fall; the higher the Fund’s duration (a calculation reflecting time risk, taking into account both the average maturity of the Fund’s portfolio and its average coupon return), the more sensitive the Fund is to interest rate risk.

3.
Credit Risk- The Fund could lose money if any bonds it owns are downgraded in credit rating or go into default. For this reason, the Fund will only invest in investment-grade bonds. The degree of risk for a particular security may be reflected in its credit rating. Bonds rated at the time of purchase BBB by Standard & Poor’s or, unrated, but determined to be of comparable quality by the investment manager, are subject to greater market risk and credit risk, or loss of principal and interest, than higher-rated securities.

4.	Sector Risk- If certain industry sectors or types of securities don’t perform as well as the Fund expects, the Fund’s performance could suffer.

PROSPECTUS FOR THE TIMOTHY PLAN FAMILY OF FUNDS          APRIL 29, 2005

INVESTING IN THE FUNDS

DETERMINING SHARE PRICES
Only Class A Shares are offered by this Prospectus. Shares of each Fund are offered at the public offering price. The public offering price is the next calculated net asset value (“NAV”), plus the applicable sales charge, if any. NAV per share is calculated by adding the value of Fund investments, cash and other assets, subtracting liabilities and then dividing the result by the number of shares outstanding. Each Fund generally determines the total value of its shares by using market prices for the securities comprising its portfolio. Securities for which quotations are not available and any other assets are valued at fair market value as determined in good faith by each Fund’s investment manager, in conformity with guidelines adopted by and subject to the review and supervision of the Board of Trustees. Each Fund’s per share NAV and public offering price is computed on all days on which the New York Stock Exchange (“NYSE”) is open for business, at the close of regular trading hours on the NYSE, currently 4:00 p.m. Eastern time. In the event that the NYSE closes early, the NAV will be determined as of the time of closing.

FAIR VALUE PRICING
The Board of Trustees has delegated to the Advisor and/or Sub-Advisors responsibility for determining the value of Fund portfolio securities under certain circumstances. Under such circumstances, the Advisor or Sub-Advisor will use its best efforts to arrive at the fair value of a security held by the Fund under all reasonably ascertainable facts and circumstances. The Advisor must prepare a report for the Board not less than quarterly containing a complete listing of any securities for which fair value pricing was employed and detailing the specific reasons for such fair value pricing. The Trust has adopted written policies and procedures to guide the Advisor and Sub-Advisors with respect to the circumstances under which, and the methods to be used, in fair valuing securities.

The Funds generally invest the vast majority of their assets in frequently traded exchange listed securities of domestic issuers with relatively liquid markets and calculate their NAV as of the time those exchanges close. The Funds typically do not invest in securities on foreign exchanges or in illiquid or restricted securities. Accordingly, there may be very limited circumstances under which any Fund would hold securities that would need to be fair value priced. Examples of when it would be likely that a Fund security would require fair value pricing include but are not limited to: if the exchange on which a portfolio security traded were to close early; if trading in a particular security were to be halted on an exchange and did not resume trading prior to calculation of NAV; if a significant event that materially affected the value of a security were to occur after the securities' exchange had closed but before the Fund's NAV had been calculated; and if a security that had a significant exposure to foreign operations was subject to a material event or occurrence in a foreign jurisdiction in which the company had significant operations, or in the event that the Fixed Income Fund (an underlying Fund) were to invest in certain types of bonds that had limited marketability, such as “Church Bonds”.

When a security is fair value priced, it means that the Advisor or Sub-Advisor is calculating the value of that security on a day and under circumstances where reliable pricing information from normal sources is not available or is otherwise limited. Accordingly, there is always the possibility that the Advisor's or Sub-Advisor's calculations concerning security value could be wrong, and as a result, the Fund's NAV on that day could be higher or lower, depending on how the security was valued, than would otherwise be the case.

SHARE PRICES
The shares are offered at their public offering price, which is net asset value per share plus the applicable sales charge. The sales charge varies, depending on how much you invest. There are no sales charges on reinvested distributions. The following sales charges(1) apply to your share purchases:

Amount Invested	As a % of Offering Price	As a % of Amount Invested	Dealer Concession as a Percentage of Offering Price

up to $50,000	5.25%	5.54%	5.00%
$50,000 to 100,000	4.25%	4.44%	4.00%
$100,000 to 250,000	3.25%	3.34%	3.00%
$250,000 to 500,000	2.00%	2.04%	1.75%
$500,000 to 1,000,000	1.00%	1.01%	0.75%
$1,000,000 and up	0.00%	0.00%	0.00%

(1)	There are no sales charges on exchanges of shares of a Timothy Plan Fund for shares of the other Timothy Plan Fund.

The Trust’s distributor will pay the appropriate dealer concession to those selected dealers who have entered into an agreement with the distributor to sell shares of the Funds. The dealer’s concession may be changed from time to time. The distributor may from time to time offer incentive compensation to dealers who sell shares of the Funds subject to sales charges, allowing such dealers to retain an additional portion of the sales load. A dealer who receives 90% or more of the sales load may be deemed to be an “underwriter” under the Securities Act of 1933, as amended.

Exemptions from sales charges
The Trust will waive sales charges on purchases of shares of any Asset Allocation Fund by:

1.	fee-based registered investment advisers for their clients,
2.	broker/dealers with wrap fee accounts,
3.	registered investment advisers or brokers for their own accounts, or family members of their household,
4.
trustees, directors, officers, agents, employees, and employee-related accounts of the Trust or any entity which provides services to the Timothy Plan pursuant to a written agreement for such services approved by the Board of Trustees of the Timothy Plan, and

PROSPECTUS FOR THE TIMOTHY PLAN FAMILY OF FUNDS          APRIL 29, 2005

The Trust may also, in its sole discretion, waive sales charges on purchases of shares:

1.	by churches for their own accounts,
2.	by religious-based charitable organizations and foundations for themselves ,
3.
by for an organization’s retirement plan that places either (i) 200 or more participants or (ii) $300,000 or more of combined participant initial assets into the Funds. The Trust, in its sole discretion, may lower these minimums,

4.
by subscribers of Timothy Plan Funds that are making direct exchanges from load shares of other U.S. registered mutual funds, or have liquidated funds’ shares within 90 days of the purchase of Timothy Plan funds, and/or

5.	under circumstances in which the waiving of such charges are deemed by the Trust to be in the best interests of the Trust and its shareholders.

Reduced sales charges
You may qualify for a reduced sales charge by aggregating the net asset value of all the load shares you and your related accounts previously purchased in the Funds with the dollar amount of shares to be purchased. For example, if you and your related accounts already owned shares in one or more of the Funds with an aggregate net asset value of $950,000, and you decided to purchase an additional $60,000 of shares of a Fund, there would be no sales charge on that purchase because you had accumulated more than $1,000,000 in all Funds of the Trust. Related accounts include and are limited to accounts established by or for your parents, spouse, children, or grandchildren.

Reinstatements
Reinstatement (the repurchase of Fund shares after having liquidated them earlier) within ninety days of the liquidation of Fund shares are at NAV up to the dollar amount liquidated. Reinstatement is available for either Fund regardless of which Fund was liquidated.

Letter of intent
You can immediately qualify for a reduced or eliminated sales charge by signing a non-binding letter of intent stating your intention to buy an amount of shares in the Fund(s) during the next thirteen (13) months sufficient to qualify for the reduction or elimination. Your letter will not apply to purchases made more than 90 days prior to the letter. During the term of your letter of intent, the transfer agent will hold in escrow shares representing the highest applicable sales load for the Fund(s) in which you have purchased shares, each time you make a purchase. Any shares you redeem during that period will count against your commitment. If, by the end of your commitment term, you have purchased all the shares you committed to purchase, the escrowed shares will be released to you. If you have not purchased the full amount of your commitment, your escrowed shares will be redeemed in an amount equal to the sales charge that would apply if you had purchased the actual amount in your account(s) all at once. Any escrowed shares not needed to satisfy that charge would be released to you.

DISTRIBUTION FEES
The Trust has adopted distribution and shareholder servicing plans, pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the "1940 Act"), for each Class of Shares, of each Fund (the "Distribution Plans"). The Distribution Plans provide for fees to be deducted from the average net assets of the Funds in order to compensate TPL or others for expenses relating to the promotion and sale of shares of each Fund and the servicing of shareholder accounts.

Under the Class A Distribution Plan, the Class A shares of each Traditional Fund compensate TPL and others for distribution expenses at a maximum annual rate of 0.25% (of which, the full amount may be service fees), payable on a monthly basis, of each Fund's average daily net assets attributable to Class A shares. Class A shares of the Asset Allocation Funds do not impose a service fee, but you will indirectly pay a proportionate share of that fee as a result of the Asset Allocation Funds’ investment in the Traditional Funds.

Because 12B-1 fees are paid out of each Fund's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

OPENING AND ADDING TO YOUR ACCOUNT
You can invest directly in each Fund by mail, by wire transfer, or through broker-dealers or other financial organizations. Simply choose the one that is most convenient for you. You may also invest in the Fund through an automatic payment plan. Any questions you may have can be answered by calling 1-800-662-0201.

Payments for Fund shares must be in U.S. dollars, and in order to avoid fees and delays, should be drawn on a U.S. bank. Please remember that the Trust reserves the right to reject any purchase order for Fund shares. Timothy Plan accepts personal checks made payable to the Timothy Plan. Unless pre-authorized by the Fund at the Fund’s sole discretion, the Timothy Plan will not accept third party checks. The minimum initial investment amount for each Fund, in any Class of shares, is set forth below:

PROSPECTUS FOR THE TIMOTHY PLAN FAMILY OF FUNDS          APRIL 29, 2005

Type of Investment Account	Minimum Initial Purchase Amount	Minimum Subsequent Purchase Amount
Regular Accounts	$1,000	None
Qualified Retirement Plans and Coverdell Education Accounts	None	None
Automatic Investment Accounts	$50	$50/month

TO OPEN AN ACCOUNT BY MAIL
To make your initial investment in a Fund, simply complete the Account Registration Form included with this Prospectus, make a check payable to the Fund of your choice, and mail the Form and check to:

The Timothy Plan
c/o Citco Mutual Fund Services, Inc.
P.O. Box C1100
Southeastern, PA 19398-1100

or by overnight courier service to:

The Timothy Plan
c/o Citco Mutual Fund Services, Inc.
83 General Warren Blvd., Suite 200
Malvern, PA 19355

To make subsequent purchases, simply make a check payable to the Fund of your choice and mail the check to the above-mentioned address. Be sure to note your account number on the check.

Your purchase order, if accompanied by payment, will be processed upon receipt by Citco Mutual Fund Services, Inc., the Fund’s transfer agent (the “Transfer Agent”). If the Transfer Agent receives your order and payment by the close of regular trading on the NYSE (currently 4:00 p.m. Eastern time), your shares will be purchased at the applicable Fund’s public offering price calculated at the close of regular trading on that day. Otherwise, your shares will be purchased at the public offering price determined as of the close of regular trading on the next business day.

PROSPECTUS FOR THE TIMOTHY PLAN FAMILY OF FUNDS          APRIL 29, 2005

PURCHASING SHARES BY WIRE TRANSFER
To make an initial purchase of shares by wire transfer, you need to take the following steps:

1.	Fill out and mail or fax (610-935-3775) an Account Registration Form to the Transfer Agent
2.	Call 1-800-662-0201 to inform us that a wire is being sent.
3.	Obtain an account number from the Transfer Agent.
4.	Ask your bank to wire funds to the account of:

US Bank
Cinti/Trust, ABA #	0420-0001-3
Credit:	The Timothy Plan
Account #:	130100788681
For further credit to:	(Your Name and Account #)

Include your name(s), address and taxpayer identification number or Social Security number on the wire transfer instructions. The wire should state that you are opening a new Fund account.

The Trust allows investors to fax an Account Registration Form to the Transfer Agent as a convenience for the investor. However, if you fax your Form to the Transfer Agent, you must also mail the original to the Transfer Agent for the Trust’s permanent files.

To make subsequent purchases by wire, ask your bank to wire funds using the instructions listed above, and be sure to include your account number on the wire transfer instructions.

If you purchase Fund shares by wire, you must complete and file an Account Registration Form with the Transfer Agent before any of the shares purchased can be redeemed. You may either complete and mail the Form included with this prospectus, or you may call the Transfer Agent and an application will be sent to you. You should contact your bank (which will need to be a commercial bank that is a member of the Federal Reserve System) for information on sending funds by wire, including any charges that your bank may make for these services.

PURCHASES THROUGH FINANCIAL SERVICE ORGANIZATIONS
You may purchase shares of the Funds through participating brokers, dealers, and other financial professionals. Simply call your investment professional to make your purchase. If you are a client of a securities broker or other financial organization, such organizations may charge a separate fee for administrative services in connection with investments in Fund shares and may impose account minimums and other requirements. These fees and requirements would be in addition to those imposed by the applicable Fund. If you are investing through a securities broker or other financial organization, please refer to its program materials for any additional special provisions or conditions that may be different from those described in this Prospectus (for example, some or all of the services and privileges described may not be available to you). Securities brokers and other financial organizations have the responsibility of transmitting purchase orders and funds, and of crediting their customers’ accounts following redemptions, in a timely manner in accordance with their customer agreements and this Prospectus.

PURCHASING SHARES BY AUTOMATIC INVESTMENT PLAN
You may purchase shares of the Funds through an Automatic Investment Plan (the “AIP”). The AIP provides a convenient way for you to have money deducted directly from your checking, savings, or other accounts for investment in shares of the Fund. You can take advantage of the AIP by filling out the AIP application, included with this Prospectus. You may only select this option if you have an account maintained at a domestic financial institution which is an Automated Clearing House member for automatic withdrawals under the AIP. The Trust may alter, modify, amend or terminate the AIP at any time, and will notify you at least 30 days in advance if it does so. For more information, call the Transfer Agent at 1-800-662-0201.

RETIREMENT PLANS
Retirement plans may provide you with a method of investing for your retirement by allowing you to exclude from your taxable income, subject to certain limitations, the initial and subsequent investments in your plan and also allowing such investments to grow without the burden of current income tax until moneys are withdrawn from the plan. Contact your investment professional or call the Trust at 1-800 TIM-PLAN to receive information concerning your options.

PROSPECTUS FOR THE TIMOTHY PLAN FAMILY OF FUNDS          APRIL 29, 2005

OTHER PURCHASE INFORMATION
Federal regulations require that you provide a certified taxpayer identification number whenever you open or reopen an account. Congress has mandated that if any shareholder fails to provide and certify to the accuracy of the shareholder’s social security number or other taxpayer identification number, a company will be required to withhold a percentage, currently 31%, of all dividends, distributions and payments, including redemption proceeds, to such shareholder as a backup withholding procedure.

For economy and convenience, share certificates will not be issued.

The Timothy Plan wants you to be kept current regarding the status of your account in our Fund(s). To assist you, the following statements and reports will be sent to you:

Confirmation Statements	After every transaction that affects your account balance or your account registration.

Account Statements	Quarterly.

Financial Reports
Semi-annually -- to reduce Fund expenses, only one copy of the Fund report will be mailed to each taxpayer identification number even if you have more than one account in the Fund. Unless requested to the contrary, the Annual and Semi-Annual Reports will be householded, which means that only one Report will be sent to an address in which multiple investors reside or declare as their address of record.

Each Fund reserves the right to reject applications for shares under circumstances or in amounts considered disadvantageous to shareholders. The Fund specifically prohibits trades recognized and referred to as “market timing” trades. Applications will not be accepted unless they are accompanied by payment in U.S. funds. Payment must be made by wire transfer, check, or money order drawn on a U.S. bank, savings & loan, or credit union. The custodian will charge a $20.00 fee against your account, in addition to any loss sustained by a Fund, for any payment check returned to the custodian for insufficient funds.

If you place an order for Fund shares through a securities broker, and you place your order in proper form before 4:00 p.m. East Coast time on any business day in accordance with their procedures, your purchase will be processed at the public offering price calculated at 4:00 p.m. on that day, if the securities broker then transmits your order to the Transfer Agent before the end of its business day (which is usually 5:00 p.m. East Coast time). The securities broker must send to the Transfer Agent immediately available funds in the amount of the purchase price within three business days for the order.

HOW TO SELL (REDEEM) YOUR SHARES
You may sell (redeem) your shares at any time. You may request the sale of your shares either by mail, by telephone or by wire.

BY MAIL
Redemption requests should be mailed via U.S. mail to:

The Timothy Plan
c/o Citco Mutual Fund Services, Inc.
P.O. Box C1100
Southeastern, PA 19398-1100

or by overnight courier service to:

The Timothy Plan
c/o Citco Mutual Fund Services, Inc.
83 General Warren Blvd., Suite 200
Malvern, PA 19355

The selling price for shares being redeemed will be the applicable Fund’s per share net asset value next calculated after receipt of all required documents in “good order.”

“Good order” means that the request must include:
(1)	Your account number.
(2)	The number of shares to be sold (redeemed) or the dollar value of the amount to be redeemed.
(3)	The signatures of all account owners exactly as they are registered on the account.
(4)	Any required signature guarantees.
(5)	Any supporting legal documentation that is required in the case of estates, trusts, corporations or partnerships and certain other types of accounts.

If you are not certain of the requirements for a redemption, please call customer service at 1-800-661-0201. Redemptions specifying a certain date or share price cannot be accepted and will be returned. You will be mailed the proceeds on or before the fifth business day following the redemption. However, payment for redemption made against shares purchased by check will be made only after the check has been collected, which normally may take up to fifteen calendar days. Also, when the New York Stock Exchange is closed (or when trading is restricted) for any reason other than its customary weekend or holiday closing, or under any emergency circumstances, as determined by the Securities and Exchange Commission, the Funds may suspend redemptions or postpone payment dates.

PROSPECTUS FOR THE TIMOTHY PLAN FAMILY OF FUNDS          APRIL 29, 2005

Pursuant to the Trust’s Agreement and Declaration of Trust, payment for shares redeemed may be made either in cash or in-kind, or partly in cash and partly in-kind. However, the Trust has elected, pursuant to Rule 18f-1 under the 1940 Act, to redeem its shares solely in cash up to the lesser of $250,000 or 1% of the net asset value of the Trust, during any 90-day period for any one shareholder. Payments in excess of this limit will also be made wholly in cash unless the Board of Trustees believes that economic conditions exist which would make such a practice detrimental to the best interests of the Trust. Any portfolio securities paid or distributed in-kind would be valued as described in the applicable prospectus. In the event that an in-kind distribution is made, a shareholder may incur additional expenses, such as the payment of brokerage commissions, on the sale or other disposition of the securities received from the Funds.

SIGNATURE GUARANTEES
A signature guarantee of each owner is required to redeem shares in the following situations, for all size transactions:

(i)	if you change the ownership on your account;
(ii)	when you want the redemption proceeds sent to a different address than is registered on the account;
(iii)	if the proceeds are to be made payable to someone other than the account’s owner(s);
(iv)	any redemption transmitted by federal wire transfer to your bank; and
(v)
if a change of address request has been received by the Trust or the Transfer Agent within 30 days previous to the request for redemption.

(for joint accounts, all signatures must be guaranteed, if required as above)

In addition, signature guarantees are required for all redemptions of $25,000 or more from any Fund shareholder account. At the discretion of the Trust or Citco Mutual Fund Services, Inc., you may be required to furnish additional legal documents to insure proper authorization. A redemption will not be processed until the signature guarantee, if required, is received in “good order.”

Signature guarantees are designed to protect both you and the Trust from fraud. To obtain a signature guarantee, you should visit a bank, trust company, member of a national securities exchange or other broker-dealer, or other eligible guarantor institution. (Notaries public cannot provide signature guarantees.) Guarantees must be signed by an authorized person at one of these institutions, and be accompanied by the words "Gold Medallion Signature Guarantee." Please call customer service at 1-800-662-0201 if you have questions.

BY TELEPHONE
You may redeem your shares in the Fund(s) by calling the Transfer Agent at 1-800-662-0201 if you elected to use telephone redemption on your account application when you initially purchased shares. Redemption proceeds must be transmitted directly to you or to your pre-designated account at a domestic bank.

Shares purchased by check for which a redemption request has been received will not be redeemed until the check or payment received for investment has cleared.

BY AUTOMATED CLEARING HOUSE (“ACH”)
You may request the redemption proceeds be transferred to your designated bank if it is a member bank or a correspondent of a member bank of the ACH system. There is no fee charged by the Trust. ACH redemption requests must be received by the Transfer Agent before 4:00 p.m. Eastern time to receive that day’s closing net assets value. ACH redemptions will be sent on the day following your redemption request. ACH redemption funds are normally available two days after the redemption has been processed.

REDEMPTION AT THE OPTION OF THE TRUST
If the value of the shares in your account falls to less than $1,000 due to redemptions, the Trust may notify you that, unless your account is increased to $1,000 in value, it will redeem all your shares and close the account by paying you the redemption proceeds and any dividends and distributions declared and unpaid at the date of redemption. You will have sixty days after notice to bring the account up to $1,000 before any action is taken. This minimum balance requirement does not apply to Coverdell Savings Accounts, IRAs and other tax-sheltered investment accounts. This right of redemption shall not apply if the value of your account drops below $1,000 as the result of market action. The Trust reserves this right because of the expense to the Fund of maintaining very small accounts.

PROSPECTUS FOR THE TIMOTHY PLAN FAMILY OF FUNDS          APRIL 29, 2005

DIVIDENDS AND DISTRIBUTIONS
Dividends paid by each Fund are derived from its net investment income. Net investment income will be distributed at least annually. The Fund’s net investment income is made up of dividends received from the stocks it holds, as well as interest accrued and paid on any other obligations that might be held in the Fund’s portfolio.

Each Fund realizes capital gains when it sells a security for more than it paid for it. A Fund may make distributions of its net realized capital gains (after any reductions for capital loss carry forwards), generally, once a year.

Unless you elect to have your distributions paid in cash, your distributions will be reinvested in additional shares of the applicable Fund. You may change the manner in which your dividends are paid at any time by writing to the Timothy Plan, c/o Citco Mutual Fund Services, Inc., PO Box C-1100, Southeastern, PA, 19398-1100.

Receiving distributions (whether reinvested or taken in cash) may be taxable events as ordinary income and capital gains (which may be taxable at different rates, depending on the length of time the Fund holds its assets). Any tax liabilities generated by receiving distributions are your responsibility.

THE INVESTMENT ADVISER
Timothy Partners, Ltd., 1304 West Fairbanks Avenue, Winter Park, Florida, 32789, is a Florida limited partnership organized on December 6, 1993, and is registered with the Securities and Exchange Commission as an investment adviser. TPL supervises the investment of the assets of each Fund in accordance with the objectives, policies and restrictions of the Trust. TPL approves the portfolio of securities selected by the investment managers. To determine which securities are Excluded Securities, TPL conducts its own research and consults a number of Christian ministries on these issues. TPL retains the right to change the sources from whom it acquires its information, at its discretion. TPL has been the adviser to the Funds since their inceptions.

Covenant Funds, Inc., a Florida corporation (“CFI”), is the managing general partner of TPL. Arthur D. Ally is President, Chairman and Trustee of the Trust, as well as President and 70% shareholder of CFI. Mr. Ally had over eighteen years experience in the investment industry prior to founding TPL, having worked for Prudential Bache, Shearson Lehman Brothers and Investment Management & Research. Some or all of these firms may be utilized by an investment manager to execute portfolio trades for a Fund. Neither Mr. Ally nor any affiliated person of the Trust will receive any benefit from such transactions.

For its services, TPL is paid an annual fee equal to 0.85% on the Small-Cap Value Fund, 0.85% on the Large/Mid-Cap Value Fund, 0.85% on the Aggressive Growth Fund, 0.85% on the Large/Mid-Cap Growth Fund, 0.85% on the Patriot Fund, 0.60% on the Fixed-Income Fund, 0.60% on the Money Market Fund, and 0.65% on each of the Strategic Growth Fund and the Conservative Growth Fund.

TPL, with the Trust’s consent, has engaged the services of the investment managers described below to provide day-to-day investment advisory services to certain of the Funds. TPL pays all fees charged by the investment managers for such services.

A discussion of the considerations employed by the Board of Trustees in their approval of TPL as Advisor to the Trust, and each sub-advisor as manager of the Funds is available in the Funds’ annual report dated December 31, 2004, that provides financial information for the period January 01, 2004 through December 31, 2004.

INVESTMENT MANAGERS OF THE TRADITIONAL FUNDS

AGGRESSIVE GROWTH FUND

Provident Investment Counsel, Inc. (“Provident”), 300 North Lake Avenue, Penthouse Suite, Pasadena, CA 91103, serves as investment manager to the Aggressive Growth Fund under a written agreement with TPL. Provident selects the investments for the Fund’s portfolio, subject to the investment restrictions of the Trust and under the supervision of TPL.

Provident was founded in 1951 and as of December 31, 2004, managed assets in excess of $5.98 billion. Provident is a wholly owned subsidiary of Old Mutual plc. Provident is registered with the Securities and Exchange Commission as an investment adviser and the firm’s primary business is providing investment management services to institutions, corporations, religious organizations, foundations and endowments, and high net worth individuals.

Provident’s growth equity investment philosophy is based on the belief that, over the long term, a company’s earnings per share growth is the most significant determinant of long-term stock price appreciation. In light of this, Provident seeks out companies with catalysts for growth. Provident employs a team approach to portfolio management, under the direction of joint portfolio managers, Evelyn Lapham and John Yoon, who are primarily responsible for the day-to-day investment of the Fund’s assets.

Evelyn Lapham, CFA - Senior Vice President Ms. Lapham holds a Bachelor of Arts degree from Miami University of Ohio and a Master of Business Administration degree from the Stern School of Business at New York University. Ms. Lapham has been in the investment industry since 1981, including seven years as a portfolio manager/analyst for a major U.S. pension plan and ten years in institutional equity sales coverage for a major brokerage firm.

PROSPECTUS FOR THE TIMOTHY PLAN FAMILY OF FUNDS          APRIL 29, 2005

John Yoon - Senior Vice President Mr. Yoon holds an AB in Economics from Harvard University, and an MBA in Finance from UCLA. He is also a member of the Association for Investment Management and Research. Mr. Yoon entered the investment industry in 1989. Prior to joining Provident Investment Counsel, he served as a financial analyst and associate in corporate finance at Salomon Brothers, Inc.

LARGE/MID-CAP GROWTH FUND

Rittenhouse Financial Services, Inc. (“Rittenhouse”), One Radnor Corporate Center, Radnor, PA 19087, serves as investment manager to the Large/Mid-Cap Growth Fund under a written agreement with TPL. Rittenhouse selects the investments for the Fund’s portfolio, subject to the investment restrictions of the Trust and under the supervision of TPL.

Rittenhouse is a registered investment adviser and wholly-owned subsidiary of The John Nuveen Company. Established in 1979, Rittenhouse provides equity, fixed income and balanced portfolio management to corporations, hospitals, Taft-Hartley plans, public funds, endowments and foundations, and high-net-worth individuals.

As of December 31, 2004, Rittenhouse managed approximately $9.4billion in assets for programs such as Merrill Lynch, PaineWebber and Salomon Smith Barney and accounts such as the Society of the Holy Child Jesus (MD) and the United Food & Commercial Workers (OH). Rittenhouse is registered with the Securities and Exchange Commission under the Investment Advisers Act of 1940.

Rittenhouse’s Investment Committee makes firm-wide investment recommendations, while the Institutional Group is responsible for managing institutional accounts. William L. Conrad, Managing Director, is responsible for the day-to-day investing of the Fund’s assets.

Mr. William L. Conrad, Managing Director/Institutional Group, joined Rittenhouse in 1991. He has over 20 years experience in the investment industry, is a member of the firm’s Investment Committee, and has a B.A. degree in Political Science/International Relations from Georgetown University in Washington, D.C.

SMALL-CAP VALUE FUND

Awad Asset Management, Inc. (“Awad”), a wholly-owned subsidiary of Raymond James Financial, Inc., a diversified financial services firm traded on the New York Stock Exchange, is the investment manager for the Small-Cap Value Fund and the Patriot Fund. Awad has offices at 250 Park Avenue, New York, New York 10177. Awad selects the investments for the Small-Cap Value Fund’s portfolio and the Patriot Fund’s portfolio, subject to the investment restrictions of the Trust and under the supervision of TPL.

James Awad is the President and Senior Investment Officer of the investment manager, and is responsible for managing the day-to-day investments for the Funds. Prior to forming Awad, Mr. Awad was founder and president of BMI Capital. He also managed assets at Neuberger & Berman, Channing Management and First Investment Corp. Mr. Awad has been involved either full or part-time in the investment industry since 1965.

Awad has served as investment manager to the Small-Cap Value Fund since January 1, 1997, and the Patriot Fund since May 1, 2004. In addition to these Funds and the Timothy Plan Small Cap Variable Series, Awad also serves as investment adviser or co-adviser to two other investment companies: Calvert New Vision Small-Cap Fund and Heritage Small-Cap Stock Fund. As of December 31, 2004, Awad managed approximately $1.53 billion in assets.

LARGE/MID-CAP VALUE FUND

Westwood Management Corp (“Westwood”), 200 Crescent Ct., Suite 1200, Dallas, TX 75201 is responsible for the investment and reinvestment of the Mid-Cap Value Fund’s assets. Ms. Susan Byrne the founder, CEO and Chairman of Westwood is also a member of the team that is responsible for the day-to-day recommendations regarding the investment of the Fund’s portfolio. Westwood has offered investment advice and services to individuals, institutions, trusts, charities and regulated investment companies continuously since it was organized by Ms. Byrne in 1982. As of December 31, 2004, Westwood managed in excess of $3.79 billion in assets.

Ms. Byrne entered the financial services industry in 1970 where she worked for major wirehouses until 1978. From 1978 until she founded Westwood, Mrs. Byrne served Bankers Trust as a portfolio manager in the employee benefits department, and GAF Corp. as a portfolio manager and assistant treasurer.

FIXED-INCOME FUND

Barrow, Hanley, Mewhinney and Strauss (“BHMS”), 2200 Ross Avenue, 31st Floor, Dallas, TX 75201, serves as investment manager to the Fixed-Income and Money Market Funds. BHMS was founded in 1979 as a registered investment advisor, and has provided investment advisory services to institutional and individual investors since that time. BHMS is a wholly owned subsidiary of Old Mutual Asset Managers, LLC, a subsidiary of Old Mutual plc, an international financial services group located in London, England.

Mr. John Williams, CFA, Chief Investment Officer of fixed securities for the firm, is the head of the team responsible for the day to day recommendations regarding the investment of the Funds’ portfolios. Immediately prior to joining the firm in 1983, Mr. Williams was an investment officer for Southland Life Insurance Company where he accepted employment after serving as a portfolio manager and securities analyst for InterFirst Bank Dallas. Mr. Williams joined BHMS as a principal, assuming the responsibility for launching the BHMS fixed income management department.

As of December 31, 2004, BHMS managed total assets of $42.44 billion.

PROSPECTUS FOR THE TIMOTHY PLAN FAMILY OF FUNDS          APRIL 29, 2005

A more comprehensive discussion of each manager’s activities may be found in the Statement of Additional Information (“SAI”) dated April 29, 2005. The SAI is available upon request at no charge. To receive an SAI you may request one by calling the fund at 1-800-846-7526.

PRINCIPAL UNDERWRITER
Timothy Partners Ltd. acts as principal underwriter for the Trust. The purpose of acting as an underwriter is to facilitate the notice filing of the Funds’ shares under state securities laws and to assist in the sale of shares. TPL also acts as Investment Adviser to the Trust. TPL is not compensated for serving as underwriter of the Trust.

FEDERAL TAXES
Each Fund intends to qualify and maintain its qualification as a "regulated investment company" under the Internal Revenue Code (the "Code"), meaning that to the extent a Fund’s earnings are passed on to shareholders as required by the Code, the Fund itself is not required to pay federal income taxes on the earnings. Accordingly, each Fund will pay dividends and make such distributions as are necessary to maintain its qualification as a regulated investment company under the Code.

Before you purchase shares of any Fund, you should consider the effect of both dividends and capital gain distributions that are expected to be declared or that have been declared but not yet paid. When the Fund makes these payments, its share price will be reduced by the amount of the payment, so that you will in effect have paid full price for the shares and then received a portion of your price back as a taxable dividend distribution.

The Funds’ distributions, whether received in cash or reinvested in additional shares of the Fund, may be subject to Federal income tax. The Trust will notify you annually as to the tax status of dividend and capital gains distributions paid by the Funds. Such dividends and capital gains may also be subject to state and local taxes.

Exchanges of Fund shares for shares of another Fund will be treated as a sale of the Fund’s shares, and any gain on the transaction may be subject to federal income tax. Because your state and local taxes may be different than the federal taxes described above, you should see your tax adviser regarding these taxes. The tax considerations described in this section do not apply to tax-deferred accounts or other non-taxable entities.

GENERAL INFORMATION
The Funds will not issue stock certificates evidencing shares. Instead, your account will be credited with the number of shares purchased, relieving you of responsibility for safekeeping of certificates and the need to deliver them upon redemption. Written confirmations are issued for all purchases of shares.

In reports, other communications to investors, or advertising material, the Funds may describe general economic and market conditions affecting their performance and may compare their performance with other mutual funds as listed in the rankings prepared by Lipper Analytical Services, Inc. or similar nationally recognized rating services and financial publications that monitor mutual fund performance. The Funds may also, from time to time, compare their performance to one or more appropriate indices.

According to the law of Delaware under which the Trust is organized, and the Trust’s Agreement and Declaration of Trust and by-laws, the Trust is not required to hold an annual meeting of shareholders unless required to do so under the Investment Company Act of 1940. Accordingly, the Trust will not hold annual shareholder meetings unless required to do so under the Act. Shareholders do have the right to call a meeting of shareholders for the purpose of voting to remove directors. The Trust will render assistance to shareholders in connection with their efforts to arrange a shareholder meeting as required under Section 16(c) of the Investment Company Act of 1940, as amended.

The Board of Trustees of the Trust has approved Codes of Ethics (the “Code”) for the Funds, Investment Advisor, Sub-Advisors, and Principal Underwriter. These Codes govern the personal activities of persons who may have knowledge of the investment activities of the Funds, requires that they file regular reports concerning their personal securities transactions, and prohibits activities that might result in harm to the Funds. The Board is responsible for overseeing the implementation of the Codes. The Trust has filed copies of each Code with the Securities and Exchange Commission. Copies of the Codes of Ethics may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. The Codes are also available on the SEC’s EDGAR database at the SEC’s web site (www.sec.gov). Copies of this information can be obtained, after paying a duplicating fee, by electronic request (publicinfo@sec.gov), or by writing the SEC’s Public Reference Section, Washington, DC 20549-0102.

PROSPECTUS FOR THE TIMOTHY PLAN FAMILY OF FUNDS          APRIL 29, 2005

FINANCIAL HIGHLIGHTS
The table below set forth financial data for one share of capital stock outstanding throughout each period presented.

The financial highlights table is intended to help you understand the Fund’s financial performance for the past 5 years (or, if shorter, the period of the Fund’s operations). Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Tait, Weller & Baker, LLP, whose report, along with the Fund’s financial statements, are included in the annual report, dated December 31, 2004, which is available upon request

STRATEGIC GROWTH FUND - CLASS A SHARES
	year	year	year	year	period
	ended	ended	ended	ended	ended
	12/31/04	12/31/03	12/31/02	12/31/01	12/31/00	(D)

Per Share Operating Performance:
Net Asset Value at Beginning of Period	$8.10	$6.33	$8.47	$9.61	$10.00

Income from Investment Operations:
Net Investment Loss	(0.05)	(0.07)	(0.07)	(0.05)	(0.01)
Net Realized and Unrealized Gain (Loss) on Investments	0.71	1.84	(2.07)	(1.08)	(0.38)
Total from Investment Operations	0.66	1.77	(2.14)	(1.13)	(0.39)

Less Distributions:
Dividends from Realized Gains	(0.12)	-	- *	(0.01)	-
Dividends from Net Investment Income	-	-	-	-	-
Total Distributions	(0.12)	-	-	(0.01)	-

Net Asset Value at End of Period	$8.64	$8.10	$6.33	$8.47	$9.61

Total Return(A) (B)	8.09%	27.96%	(25.26)%	(11.72)%	(3.90)%

Ratios/Supplemental Data:
Net Assets, End of Period (in 000s)	$21,019	$12,948	$7,430	$4,675	$456

Ratio of Expenses to Average Net Assets:
Before Reimbursement and Waiver/Recoupment of Expenses by Advisor	1.13%	1.17%	1.34%	1.68%	6.80	% (C)
After Reimbursement and Waiver/Recoupment of Expenses by Advisor	1.15%	1.15%	1.25%	1.25%	1.25	% (C)

Ratio of Net Investment Loss to Average Net Assets:
Before Reimbursement and Waiver/Recoupment of Expenses by Advisor	(0.74)%	(1.17)%	(1.34)%	(1.61)%	(6.22	)% (C)
After Reimbursement and Waiver/Recoupment of Expenses by Advisor	(0.76)%	(1.15)%	(1.25)%	(1.18)%	(0.67	)% (C)

Portfolio Turnover	0.46%	0.53%	0.67%	0.15%	0.30%

(A) Total Return Calculation Does Not Reflect Sales Load.
(B) For Periods Of Less Than A Full Year, The Total Return is Not Annualized.
(C) Annualized
(D) For the Period October 5, 2000 (commencement of operations) to December 31, 2000.
* Distribution was less than $0.01 per share

PROSPECTUS FOR THE TIMOTHY PLAN FAMILY OF FUNDS          APRIL 29, 2005

FINANCIAL HIGHLIGHTS
The table below set forth financial data for one share of capital stock outstanding throughout each period presented.

The financial highlights table is intended to help you understand the Fund’s financial performance for the past 5 years (or, if shorter, the period of the Fund’s operations). Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Tait, Weller & Baker, LLP, whose report, along with the Fund’s financial statements, are included in the annual report, dated December 31, 2004, which is available upon request

CONSERVATIVE GROWTH FUND - CLASS A SHARES
	year	year	year	year	period
	ended	ended	ended	ended	ended
	12/31/04	12/31/03	12/31/02	12/31/01	12/31/00	(D)

Per Share Operating Performance:
Net Asset Value at Beginning of Period	$9.85	$8.20	$9.43	$9.98	$10.00

Income from Investment Operations:
Net Investment Income (Loss)	0.02	-	0.02	(0.01)	0.02
Net Realized and Unrealized Gain (Loss) on Investments	0.61	1.66	(1.25)	(0.53)	(0.04)
Total from Investment Operations	0.63	1.66	(1.23)	(0.54)	(0.02)

Less Distributions:
Dividends from Realized Gains	(0.19)	(0.01)	-	(0.01)	-
Dividends from Net Investment Income	-	-	- *	- *	-
Distributions from paid-in-capital	(0.03)	-	-	-	-
Total Distributions	(0.22)	(0.01)	-	(0.01)	-

Net Asset Value at End of Period	$10.26	$9.85	$8.20	$9.43	$9.98

Total Return(A) (B)	6.41%	20.22%	(13.03)%	(5.41)%	(0.20)%

Ratios/Supplemental Data:
Net Assets, End of Period (in 000s)	$23,241	$15,765	$9,573	$5,787	$297

Ratio of Expenses to Average Net Assets:
Before Reimbursement and Waiver/Recoupment of Expenses by Advisor	1.14%	1.18%	1.38%	1.74%	9.91	% (C)
After Reimbursement and Waiver/Recoupment of Expenses by Advisor	1.15%	1.15%	1.20%	1.20%	1.20	% (C)

Ratio of Net Investment Income (Loss) to Average Net Assets:
Before Reimbursement and Waiver/Recoupment of Expenses by Advisor	0.27%	0.02%	0.06%	(0.17)%	(7.41	)% (C)
After Reimbursement and Waiver/Recoupment of Expenses by Advisor	0.26%	0.05%	0.24%	0.37%	1.30	% (C)

Portfolio Turnover	0.00%	2.51%	0.00%	4.03%	0.56%

(A) Total Return Calculation Does Not Reflect Sales Load.
(B) For Periods Of Less Than A Full Year, The Total Return Is Not Annualized.
(C) Annualized
(D) For the period October 5, 2000 (Commencement of Operations) to December 31, 2000.
* Distribution was less than $0.01 per share.

PROSPECTUS FOR THE TIMOTHY PLAN FAMILY OF FUNDS          APRIL 29, 2005

PRIVACY POLICY
The following is a description of the Funds’ policies regarding disclosure of nonpublic personal information that you provide to the Funds or that the Funds collect from other sources. In the event that you hold shares of a Fund through a broker-dealer or other financial intermediary, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with nonaffiliated third parties.

Categories of Information the Funds Collect.
The Funds collect the following nonpublic personal information about you:

•
Information the Funds receive from you on or in applications or other forms, correspondence, or conversations (such as your name, address, phone number, social security number, assets, income and date of birth); and

•
Information about your transactions with the Funds, their affiliates, or others (such as your account number and balance, payment history, parties to transactions, cost basis information, and other financial information).

Categories of Information the Funds Disclose.
The Funds do not disclose any nonpublic personal information about their current or former shareholders to unaffiliated third parties, except as required or permitted by law. The Funds are permitted by law to disclose all of the information they collect, as described above, to their service providers (such as the Funds’ custodian, administrator and transfer agent) to process your transactions and otherwise provide services to you.

Confidentiality and Security.
The Funds restrict access to your nonpublic personal information to those persons who require such information to provide products or services to you. The Funds maintain physical, electronic, and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

CUSTOMER IDENTIFICATION PROGRAM
The Board of Directors of the Trust has approved procedures designed to prevent and detect attempts to launder money as required under the USA PATRIOT Act. The day-to-day responsibility for monitoring and reporting any such activities has been delegated to the transfer agent, subject to the oversight and supervision of the Board.

FOR MORE INFORMATION
Additional information about the Funds is available in the Trust’s annual report to shareholders, dated December 31, 2004, and its semi-annual report to shareholders, dated June 30, 2004.

Statement of Additional Information (SAI)
The SAI contains more detailed information on all aspects of the Trust. A current SAI, dated April 29, 2005, has been filed with the SEC and is incorporated by reference into this prospectus.

To request a free copy of the SAI, or the Trust’s latest annual or semi-annual report, please contact the Trust.

	Timothy Plan*	Securities and Exchange Commission
By Phone:	1-800-846-7526	1-202-942-8090
By Mail:	The Timothy Plan c/o Timothy Partners, Ltd. 1304 West Fairbanks Avenue Winter Park, Florida 32789	Public Reference Section Securities and Exchange Commission Washington, D.C. 20549-0102 (a duplicating fee required)
By E-mail:	info@timothyplan.com	Publicinfo@sec.gov (a duplicating fee required)
By Internet:	http://www.timothyplan.com	http://www.sec.gov
In Person:		Public Reference Room Securities and Exchange Commission, Washington, D.C.

*A copy of your requested document(s) will be mailed to you within three days of your request.

Information about the Funds (including the SAI) can also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information concerning the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-942-8090. Information about the Fund is also available on the SEC’s EDGAR database at the SEC’s web site (www.sec.gov). Copies of this information can be obtained, after paying a duplicating fee, by electronic request (publicinfo@sec.gov), or by writing the SEC’s Public Reference Section, Washington, DC 20549-0102.

The Timothy Plan
Investment Company Act No. 811-08228

PROSPECTUS FOR THE TIMOTHY PLAN FAMILY OF FUNDS          APRIL 29, 2005

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The Timothy Plan
1304 West Fairbanks Avenue
Winter Park, FL 32789
www.timothyplan.com
E-mail info@timothyplan.com
Tel (800) 846-7526